Risks and Uncertainties	12 Months Ended
Dec. 31, 2025
EBP-001
EBP, Risk and Uncertainty [Line Items]
Risks and Uncertainties	RISKS AND UNCERTAINTIES
The Plan provides for investment in a variety of investment securities. Investments, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Due to the level of risk associated with certain investments, it is reasonably possible that changes in the values of the investments will occur in the near term and that such changes could materially affect participants’ account balances and the amounts reported in the statements of net assets available for benefits.